UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10471
CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2004 to September 30, 2004

Item 1:           Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED COMMERCIAL PAPER (19.3%)
Hybrid Asset Backed Commercial Paper (4.5%)
$30,690	Romulus Funding Corp.	(A-1 , P-1)	10/18/04	1.635	$30,666,377

Multiseller Asset Backed Commercial Paper (10.3%)
20,000	Maximillian Capital Corp.	(A-1 , P-1)	10/15/04	1.783	19,986,156
30,000	Park Avenue Receivables Corp.	(A-1 , P-1)	10/04/04	1.682	29,995,800
20,000	Ranger Funding Company LLC	(A-1+ , P-1)	10/27/04	1.783	19,974,289
					69,956,245

Single Seller Asset Backed Commercial Paper (4.5%)
30,000	Harwood Street Funding LLC	(A-1+ , P-1)	10/05/04	1.792	29,994,033

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $130,616,655)					130,616,655

ASSET BACKED SECURITIES (4.1%)
Finance - Other (4.1%)
3,575	Carmax Auto Owner Trust Series 2004-2, Class A1	(A-1+ , P-1)	10/17/05	2.040	3,575,000
6,420	Hyundai Auto Receivables Trust Series 2004-A, Class A1	(A-1+ , P-1)	09/15/05	1.781	6,420,000
4,040	Nissan Auto Receivables Trust Series 2004-C, Class A1	(A-1+ , P-1)	10/15/04	1.930	4,040,000
6,935	Volkswagen Auto Lease Trust Series 2004-A, Class A1	(A-1+ , P-1)	10/20/04	1.999	6,935,000
890	Wachovia Auto Owner Trust Series 2004-A, Class A1	(A-1+ , P-1)	10/20/04	1.569	889,697
6,170	Wachovia Auto Owner Trust Series 2004-B, Class A1	(A-1+ , P-1)	10/20/04	1.813	6,170,000
TOTAL ASSET BACKED SECURITIES (Cost $28,029,697)					28,029,697

CERTIFICATES OF DEPOSIT (2.2%)
Finance (2.2%)
15,000	HBOS Treasury Services PLC (Cost $15,000,000)	(A-1+ , P-1)	04/06/05	1.400	15,000,000

COMMERCIAL PAPER (7.4%)
Finance - Other (3.9%)
26,000	BMW US Capital LLC	(A-1 , P-1)	10/01/04	1.860	26,000,000

Financial Services (3.5%)
14,000	General Electric Capital Corp.	(A-1+ , P-1)	12/13/04	1.712	13,951,739
10,000	Goldman Sachs Group, Inc.	(A-1 , P-1)	10/15/04	1.187	9,995,411
					23,947,150

TOTAL COMMERCIAL PAPER (Cost $49,947,150)					49,947,150

VARIABLE RATE CORPORATE OBLIGATIONS (24.8%)
Banking (7.2%)
21,000	Bank of Nova Scotia ##	(A+ , Aa3)	11/22/04	1.740	21,004,954
15,000	US Bank NA #	(AA- , Aa2)	10/01/04	1.585	15,000,000
13,000	US Bank NA ##	(AA- , Aa2)	10/25/04	1.598	12,997,880
					49,002,834

Finance (14.6%)
16,000	General Electric Capital Corp. Global Notes ##	(AAA , Aaa)	12/15/04	2.005	16,013,341
28,000	Merrill Lynch & Company, Inc. ##	(A+ , Aa3)	11/17/04	1.660	28,000,000
25,000	Morgan Stanley Global Notes ##	(A+ , Aa3)	10/15/04	1.880	25,032,536
15,000	Wells Fargo & Co. #	(AA- , Aa1)	10/01/04	2.001	15,000,000
15,000	Wells Fargo & Co. ##	(AA- , Aa1)	12/17/04	1.878	15,006,034
					99,051,911

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Retail (3.0%)
20,000	Wal-Mart Stores, Inc. ##	(AA , Aa2)	11/22/04	1.698	20,000,000

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $168,054,745)					168,054,745

UNITED STATES AGENCY OBLIGATIONS (12.7%)
7,000	Fannie Mae Discount Notes	(AAA , Aaa)	11/12/04	1.310	6,989,302
7,000	Fannie Mae Discount Notes	(AAA , Aaa)	01/07/05	1.310	6,975,037
20,000	Fannie Mae Global Notes ##	(AAA , Aaa)	11/11/04	1.580	19,996,827
5,000	Federal Home Loan Bank	(AAA , Aaa)	11/15/04	4.125	5,016,739
9,000	Freddie Mac Discount Notes	(AAA , Aaa)	10/07/04	1.240	8,998,140
6,136	Freddie Mac Discount Notes	(AAA , Aaa)	10/07/04	1.280	6,134,691
6,500	Freddie Mac Discount Notes	(AAA , Aaa)	01/11/05	1.220	6,477,532
5,000	Freddie Mac Discount Notes	(AAA , Aaa)	03/08/05	1.170	4,974,325
15,000	Freddie Mac Discount Notes	(AAA , Aaa)	03/15/05	1.850	14,872,812
6,000	Freddie Mac Discount Notes	(AAA , Aaa)	04/05/05	1.380	5,957,220
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $86,392,625)					86,392,625

REPURCHASE AGREEMENT (10.9%)
73,651	Morgan Stanley (Agreement dated 09/30/04, to be repurchased at $73,659,535, collateralized by $23,255,000 Federal Home Loan Bank 5.00% due 05/13/11, and $49,180,000 Federal Home Loan Bank 3.50% due 05/15/07. Market Value of collateral is $75,132,725) (Cost $73,651,000)	(A-1+ , P-1)	10/01/04	1.850	73,651,000

TOTAL INVESTMENTS AT VALUE (81.4%) (Cost $551,691,872)					551,691,872

OTHER ASSETS IN EXCESS OF LIABILITIES (18.6%)					126,133,642

NET ASSETS (100.0%)					$677,825,514

Average Weighted Maturity—43 days (Unaudited)

†                     Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                    Variable rate obligations – The interest rate shown is the rate as of September 30, 2004.

##             The interest rate is as of September 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

SECURITY VALUATION – The net asset value of the Portfolio is determined at 12:00 pm eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed:  New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day.  The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments.  Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium.  The amortized cost method ignores any impact of fluctuating interest rates.  The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc.- Government Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (1.5%)
Treasury Notes (1.5%)
$2,000	United States Treasury Notes (Cost $2,011,405)	(AAA , Aaa)	11/15/04	5.875	$2,011,405

UNITED STATES AGENCY OBLIGATIONS (89.8%)
6,000	Fannie Mae	(AAA , Aaa)	03/29/05	1.400	6,000,000
1,900	Fannie Mae Discount Notes	(AAA , Aaa)	10/15/04	1.050	1,899,224
1,300	Fannie Mae Discount Notes	(AAA , Aaa)	10/15/04	1.340	1,299,323
1,500	Fannie Mae Discount Notes	(AAA , Aaa)	01/07/05	1.310	1,494,651
5,000	Fannie Mae Discount Notes	(AAA , Aaa)	03/04/05	1.195	4,974,440
2,436	Fannie Mae Discount Notes	(AAA , Aaa)	06/24/05	2.145	2,397,391
10,000	Fannie Mae Global Notes ##	(AAA , Aaa)	11/11/04	1.580	9,998,414
10,000	Fannie Mae Medium Term Note	(AAA , Aaa)	10/15/04	1.645	9,997,715
10,000	Fannie Mae Notes ##	(AAA , Aaa)	12/15/04	1.790	9,999,484
12,500	Fannie Mae Discount Notes	(AAA , Aaa)	10/05/04	1.680	12,497,667
5,000	Fannie Mae Global Notes ##	(AAA , Aaa)	12/23/04	1.860	5,000,165
999	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	06/06/05	2.160	984,135
6,000	Federal Home Loan Bank Global Bonds	(AAA , Aaa)	10/19/04	1.540	5,998,879
7,000	Federal Home Loan Bank Global Bonds ##	(AAA , Aaa)	12/15/04	1.795	7,000,178
3,500	Freddie Mac	(AAA , Aaa)	10/06/04	6.240	3,502,298
10,000	Freddie Mac	(AAA , Aaa)	10/12/04	1.510	9,995,386
1,500	Freddie Mac Discount Notes	(AAA , Aaa)	10/07/04	1.240	1,499,690
1,500	Freddie Mac Discount Notes	(AAA , Aaa)	01/11/05	1.220	1,494,815
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	03/08/05	1.170	1,989,730
5,000	Freddie Mac Discount Notes	(AAA , Aaa)	03/15/05	1.850	4,957,604
1,000	Freddie Mac Discount Notes	(AAA , Aaa)	04/05/05	1.380	992,870
5,000	Freddie Mac Discount Notes	(AAA , Aaa)	06/09/05	2.110	4,926,443
3,216	Freddie Mac Discount Notes	(AAA , Aaa)	08/23/05	2.160	3,153,095
10,000	Freddie Mac Discount Notes	(AAA , Aaa)	11/01/04	1.680	9,985,533
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $122,039,130)					122,039,130

REPURCHASE AGREEMENT (8.0%)
10,884	Morgan Stanley (Agreement dated 09/30/04, to be repurchased at $10,884,559, collateralized by $10,889,236 Federal Home Loan Banks 5.00% due 05/13/11. Market Value of collateral is $11,107,021) (Cost $10,884,000)	(A-1+ , P-1)	10/01/04	1.850	10,884,000

TOTAL INVESTMENTS AT VALUE (99.3%) (Cost $134,934,535)					134,934,535

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)					951,038

NET ASSETS (100.0%)					$135,885,573

Average Weighted Maturity—72 days (Unaudited)

†                                          Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

##                                  The interest rate is as of September 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation– The net asset value of the Portfolio is determined at 12:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed:  New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments.  Amortized cost involves valuing the Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.  The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:	Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:

Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 24, 2004